BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Apr. 27, 2021	Dec. 31, 2020
BALANCE SHEETS
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	5,000,000		10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0		0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	290,000,000	290,000,000		20,000,000
Common Stock, Shares, Issued	12,977,234	12,904,574		4,636,216
Common Stock, Shares, Outstanding	12,977,234	12,904,574		4,636,216